RELATED PARTIES BALANCES AND TRANSCATIONS - Revenue Recognized (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	$ 0	$ 1,419,000	$ 5,937,000
Grey Global Group Inc.
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	0	472,000
Group M Worldwide Inc.
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	0	102,000
JWT
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	0	204,000
Kantar Group
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	0	216,000
Kantar Retail
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	0	39,000
Ogilvy & Mather Brasil Comunication
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	0	82,000
JP Morgan Chase & Co.
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	0	1,784,000
JP Morgan Chase S.A.
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	0	48,000
JP Morgan Services Argentina S.R.L.
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	0	1,503,000
TNS
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	0	8,000
Morgan Stanley Investment Management Inc.
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	1,257,000	964,000
Mercado Libre S.R.L.(*)
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	$ 0	$ 162,000	$ 515,000